(LOGO)            (R)
   The First Australia
   Prime Income
   Fund, Inc.
---------------------------------------------
----------------------
   Annual Report
   October 31, 1997

                             LETTER TO
SHAREHOLDERS

December 12, 1997
Dear Shareholder,
   We are pleased to present this annual
report which covers the activities of
The First Australia Prime Income Fund, Inc.
('the Fund') for the year ended
October 31, 1997. Included in this report is
a review of the Australian and New
Zealand economies and investment markets,
together with an overview of the
Fund's investments prepared by the Investment
Manager, EquitiLink International
Management Limited.
Investment Markets
   The Australian bond market was one of the
strongest performing global markets
during the quarter. The market was supported
by a continuation of moderate
economic growth, low inflation and a
generally more positive US bond market.
Australian ten year bond yields fell from
6.34% to a low of 5.96%.
   The Australian dollar fell by US4 cents to
US70 cents. The dollar's fall
followed concerns about weaker commodity
prices, expectations of cuts in
official interest rates and financial
instability in the South East Asian
economies. This had a negative effect on the
Fund's US dollar performance.
Investment Performance
   Despite the strong performance of
Australian bonds, the Fund's Net Asset
Value ('NAV') in US dollar terms decreased by
4.4% over the quarter and 2.4%
over the year ended October 31, 1997, due to
the fall in the Australian dollar.
The Fund's share price return was -10.2% for
the quarter and -0.4% for the year.
The NAV and share price returns both assume
reinvestment of distributions.
Distributions
   Distributions for the year to October 31,
1997 totalled US82 cents per share.
Based on the share price of US$8.13 at
October 31, 1997, the cash distribution
rate for the year was 10.1%. Since all
distributions are paid after deducting
Australian and New Zealand withholding taxes,
the effective yield is higher for
those US investors who are able to claim a
tax credit.
Dividend Reinvestment and Cash Purchase Plan
   We invite you to participate in the Fund's
Dividend Reinvestment and Cash
Purchase Plan (the 'Plan') which allows you
to automatically reinvest your
distributions in shares of the Fund's common
stock at favorable commission
rates. The Plan also enables you to make
additional cash investment in shares of
at least US$100 per month. As a Participant
in the Plan, you will have the
convenience of:
   Automatic reinvestment -- the Plan Agent
will automatically reinvest your
distributions, allowing you to gradually grow
your holdings in the Company;
   Lower costs -- shares purchased on your
behalf under the Plan will be at
reduced brokerage rates;
   Convenience -- the Plan Agent will hold
your shares in non-certificated form
and will provide a detailed record of your
holdings at the end of each
distribution period.
                                       1

   The following chart shows the return
earned by shareholders who invested
US$10,000 on October 31, 1992 and have
participated in the Dividend Reinvestment
Plan.
                                [Chart to
come]
   To request a brochure containing
information on the Plan, together with an authorization form, please telephone the Plan
Agent, State Street Bank and Trust
Company, toll-free 1-800-451-6788.
   For information on the Fund or the Fund's
Dividend Reinvestment and Cash
Purchase Plan, please telephone Investor
Relations at Dewe Rogerson, toll-free
at 1-800-323-9995.

Sincerely,

Laurence S. Freedman
Brian M. Sherman
Chairman
President
                                       2

                        REPORT OF THE
INVESTMENT MANAGER
PERFORMANCE
Distributions
   During the year to October 31, 1997, the Fund paid a total of US82 cents per share in distributions, consisting of ten monthly payments of US7 cents and two monthly payments of US6 cents. The Board's policy is to provide investors with a stable monthly distribution out of current income supplemented by realized capital gains if required. The current monthly distribution of US6 cents per share was reviewed in December 1997 and has remained unchanged. The next distribution review is scheduled for the meeting of the Board of Directors to be held in March 1998.
   Based upon the October 31, 1997 share
price of US$8.13 and total
distributions paid over the past 12 months, the shares provided an annual cash distribution rate of 10.1%. All distributions are paid after deducting
Australian and New Zealand withholding taxes.
Net Asset Value Performance
   The NAV per share of the Fund at October
31, 1997 was US$8.85. The NAV
decreased by 4.4% over the quarter and by 2.4% over the year to October 31, 1997, assuming reinvestment of distributions.
At the date of this report, the
NAV per share was US$7.99.
Share Price
   At October 31, 1997 the share price was
US$8.13, representing a discount of
8.2% to the NAV. At the date of this report, the share price closed at US$7.50, representing a 6.1% discount to the NAV. The
Fund's total investment return,
based on share price and assuming
reinvestment of distributions, was -10.2% for the quarter and -0.4% for the year ended
October 31, 1997.
Auction Market Preferred Stock (AMPS)
   The Fund's AMPS continue to be well bid
with an average interest rate over
the quarter of 5.34%, compared with 5.54% for 30 day US Commercial Paper.
Quality of Investments
   The Fund has maintained a high credit
quality. At October 31, 1997, 97% of
the Fund's investments were in securities where either the issue or the issuer was rated AA or better by Standard & Poor's, Aa or better by Moody's Investors
Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The remaining 3% of the
Fund was invested in securities
where either the issue or the issuer was rated A. The following table shows the ratings of securities held by the Fund as of October 31, 1997.

Ratings         Australia & New Zealand
U.S.
---------------------------------------------
---------
AAA/Aaa                     70%
100 %
 AA/Aa                      27%
--
   A                         3%
--
---------------------------------------------
---------
 Total                     100%
100 %
---------------------------------------------
---------

Portfolio Composition
   The following table shows the geographic composition of the Fund's investments. During the quarter, the portfolio increased its exposure to New
Zealand to 3%.


United
      Date                Australia
New Zealand         States
---------------------------------------------
---------------------------
October 31, 1997              95%
3%               2%
July 31, 1997                 99%
--                1%
April 30, 1997                98%
1%               1%
January 31, 1997              95%
5%              --
October 31, 1996              94%
5%               1%
---------------------------------------------
---------------------------

   At October 31, 1997 the average maturity of the Fund's assets, including cash, was 5.7 years. This compares with 5.8 years at July 31, 1997 and 6.3 years at October 31, 1996. The following table shows the maturity composition of the Fund's investments.

---------------------------------------------
---------------------------------------------
--
                         Under              1
to 5             5 Years to          10 Years
      Date               1 Year
Years               10 Years           and
Over
---------------------------------------------
---------------------------------------------
--
October 31, 1997            6%
43%                  44%                 7%
July 31, 1997               6%
41%                  40%                13%
April 30, 1997              8%
44%                  38%                10%
January 31, 1997           11%
42%                  39%                 8%
October 31, 1996            9%
29%                  45%                17%
---------------------------------------------
---------------------------------------------
--

   The following table shows the sectoral
composition of the portfolio at
October 31, 1997:

---------------------------------------------
----------------------------------------
                                       State
and         Eurobonds &       Commercial
                    Government*       Semi
Govt.**       Corporates         Banks***
---------------------------------------------
----------------------------------------
Australia                 28%
23%                40%               4%
New Zealand                2%               -
-                  1%              --
United States             --                -
-                 --                2%
                    -----------       -------
-----       -----------       ----------
Total                     30%
23%                41%               6%
---------------------------------------------
----------------------------------------
 * Includes government guaranteed debt.
 ** Includes State Government Guaranteed
Banks.
*** Includes cash held by the Fund's
custodian and repurchase agreements.

---------------------------------------------
-----------------------------------
             REVIEW AND OUTLOOK FOR THE
AUSTRALIAN AND NEW ZEALAND
                               FINANCIAL
MARKETS
---------------------------------------------
-----------------------------------
AUSTRALIA
Economy
   Recent economic data for Australia
indicate some pick-up in activity with low inflation, although unemployment remains high. Forward indicators point to further strength in 1998. In the Manager's opinion, growth should be supported by continued low interest rates. However, fallout from the problems in South
East Asia is likely to lower the growth
outlook over the next year or so. The
Manager expects that Australia's inflation will remain below 2% for most of 1998.
Fixed Income
   The Australian bond market was one of the strongest performing global markets over the quarter. The market was supported by a continuation of moderate economic growth, low inflation and a generally positive US bond market.
Australian ten year bond yields fell from 6.34% to a low of 5.96%. The differential between Australian ten year
Government bond rates and US ten year
Government bond rates fell from 0.33% to 0.13%.
Currency
   The Australian dollar was generally weaker over the quarter, depreciating by
5.4% against the U.S. dollar to US70 cents.
In trade weighted terms, the
Australian dollar fell by 2.1%. The
depreciation against major currencies
reflected concerns about weaker commodity prices, expectations of further cuts in official interest rates and, more recently, the impact of economic and financial instability in South East Asia. On the date of this report, the Australian dollar was trading at US66 cents.
NEW ZEALAND
Economy
The New Zealand economy has strengthened after slowing sharply in early 1997 and inflation remains low, however, recent economic indicators have been mixed. The
Manager expects that the economy should pick-up again in 1998, supported by the recent easing in overall monetary conditions, although the extent of a pick-up may be tempered by the fall out from the problems in South East Asia. Inflation should remain below the top end of the Reserve Bank of New Zealand's 0% to 3% target range.
Fixed Income
New Zealand ten year government bond rates fell from 6.66% to 6.54% over the quarter. Despite more positive global market developments, the New Zealand bond market was constrained by relatively high short term interest rates, reflecting concerns about the weaker New Zealand dollar.
At October 31, 1997, 90 day bank
bills were 7.84%.
Currency
The New Zealand dollar depreciated by 4.6% against the US dollar over the quarter. At October 31, 1997, the dollar was trading at US62 cents. On the date of this report, the dollar was trading at US60 cents.

   The following table summarizes the
movements of key interest rates in
Australia and New Zealand over the last
twelve and three month periods.

---------------------------------------------
--------------------------------
                     October 31, 1996
July 31, 1997     October 31, 1997
---------------------------------------------
--------------------------------
Australia:
  90 day Bank
     Bills                  6.53%
4.85%              4.84%
  10 year Bonds             7.35%
6.34%              5.96%
New Zealand:
  90 day Bank
     Bills                  8.84%
7.94%              7.84%
  10 year Bonds             7.29%
6.66%              6.54%
---------------------------------------------
--------------------------------

EquitiLink International Management Limited

---------------------------------------------
-------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Portfolio of Investments
October 31, 1997

---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             LONG-TERM INVESTMENTS--124.2%
             AUSTRALIA--120.2%
             Government and Semi-Government--
67.5%
             Commonwealth of Australia--36.9%
             Australian Capital
               Territory,
A$  10,000   12.00%, 11/15/01............  $
8,608,936
             Commonwealth Bank of
               Australia,
    45,000   12.00%, 7/15/99.............
35,134,132
             Commonwealth of Australia,
    15,000   14.00%, 4/15/99.............
11,865,015
    15,000   12.00%, 7/15/99.............
11,731,898
    10,000   7.00%, 4/15/00..............
7,326,811
    89,900   13.00%, 7/15/00.............
75,390,323
     5,000   13.00%, 12/15/00............
4,283,684
    40,000   8.75%, 1/15/01..............
30,937,953
    48,000   12.00%, 11/15/01............
41,634,870
    25,000   9.75%, 3/15/02..............
20,423,571
    20,000   10.00%, 10/15/02............
16,701,003
   100,000   9.00%, 9/15/04..............
82,897,222
    75,000   10.00%, 2/15/06.............
66,633,338
    96,000   10.00%, 10/15/07............
87,737,243
    62,000   8.75%, 8/15/08..............
53,033,424
    60,000   7.50%, 9/15/09..............
47,439,404
             Northern Territory
               Authority,
    40,000   12.50%, 7/15/01.............
34,446,706
                                           --
------------

636,225,533
                                           --
------------
             New South Wales--10.3%
             New South Wales Treasury
               Corporation,
    50,000   11.50%, 7/1/99..............
38,697,245
    30,000   7.00%, 2/1/00...............
21,887,683
    57,000   12.00%, 12/1/01.............
49,213,757
    65,000   7.00%, 4/1/04...............
48,361,740
    20,000   12.60%, 5/1/06..............
20,036,861
                                           --
------------

178,197,286
                                           --
------------
---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             Queensland--1.8%
             Queensland Treasury
               Corporation,
A$  10,000   8.00%, 7/14/99..............  $
7,362,857
    10,000   8.00%, 8/14/01..............
7,603,163
    20,000   8.00%, 5/14/03..............
15,449,162
                                           --
------------

30,415,182
                                           --
------------
             South Australia--4.2%
             Electricity Trust of South
               Australia,
     5,000   13.00%, 10/1/05.............
4,961,867
             South Australian Financing
               Authority,
    30,000   12.50%, 10/15/00............
25,115,164
    50,000   10.00%, 1/15/03.............
41,689,971
                                           --
------------

71,767,002
                                           --
------------
             Tasmania--4.9%
             Tasmanian Public Finance
               Corporation,
    15,000   8.25%, 11/15/99.............
11,165,703
    13,000   12.50%, 1/15/01.............
11,001,255
    75,000   9.00%, 11/15/04.............
61,572,415
                                           --
------------

83,739,373
                                           --
------------
             Victoria--5.9%
             Treasury Corporation of
               Victoria,
     5,000   10.25%, 9/15/99.............
3,833,341
    36,000   12.50%, 10/15/03............
33,648,186
    70,500   10.25%, 11/15/06............
63,565,143
                                           --
------------

101,046,670
                                           --
------------
             Western Australia--3.5%
             Western Australia Treasury
               Corporation,
    70,000   10.00%, 7/15/05.............
60,940,574
                                           --
------------
             Total Australian government
               and semi-government
             (cost US$1,159,357,779).....
1,162,331,620
                                           --
------------
             Eurobonds--42.5%
             Banking and Finance--14.2%
             Australia Industrial
               Development Corporation,
     5,000   8.75%, 7/20/04..............
4,001,022
     5,000   9.50%, 9/22/04..............
4,157,119

                                          See
Notes to Financial Statements.

---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             Banking and Finance (cont'd.)
             Bank Austria AG,
A$  10,000   10.875%, 11/17/04...........  $
8,794,351
             Banque National de Paris,
    14,000   9.00%, 8/13/02..............
11,017,638
             Commerzbank Overseas
               Finance,
     5,000   10.50%, 1/19/00.............
3,875,602
    10,000   10.25%, 4/28/00.............
7,779,423
             Commonwealth Bank of
               Australia,
    10,000   9.00%, 8/15/05..............
8,215,248
             Credit Locale de France,
    20,000   8.75%, 7/23/01..............
15,408,942
     5,000   10.25%, 4/12/05.............
4,339,457
             Eksport Finance & Insurance,
     4,000   7.00%, 6/28/00..............
2,899,133
    19,000   11.00%, 12/29/04............
16,995,966
             Federal National Mortgage
               Association Global,
    20,000   6.50%, 7/10/02..............
14,538,668
             Finnish Eksport Credit,
     2,925   9.25%, 12/30/99.............
2,209,962
             GG Securities,
     5,000   9.25%, 3/24/03..............
4,007,026
             GMAC Australia Finance Ltd.
     6,500   9.00%, 5/22/01..............
5,007,185
             Merrill Lynch & Co.
               Australia
    15,000   7.10%, 3/8/99...............
10,810,124
             Morgan Guaranty Trust,
    10,000   8.00%, 4/18/01..............
7,506,626
             National Australia Bank,
    25,000   8.00%, 4/10/01..............
18,763,667
             Primary Industry Bank of
               Australia,
     5,000   6.75%, 2/25/99..............
3,586,089
             Rural & Industries Bank of
               Western Australia,
     5,000   8.75%, 9/9/99...............
3,717,885
             Societe Generale Australia,
     5,000   7.75%, 2/19/01..............
3,719,052
             South Australia Financing
               Authority,
     5,000   11.25%, 10/23/01............
4,163,885
             State Bank of New South
               Wales,
     5,000   12.25%, 2/26/01.............
4,189,595
    20,000   11.75%, 8/16/01.............
16,809,183
    14,000   8.625%, 8/20/01.............
10,754,250
    28,000   10.75%, 3/12/02.............
23,245,022
    10,000   9.25%, 2/18/03..............
8,022,743
---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             State Bank of South
               Australia,
A$  10,000   11.00%, 4/10/02.............  $
8,380,259
    10,000   9.50%, 10/15/02.............
8,053,477
                                           --
------------

244,968,599
                                           --
------------
             Diversified Industrials--0.6%
             Australian National Railway,
     4,000   9.50%, 2/25/99..............
2,962,375
             Federal Airports
               Corporation,
    10,000   7.00%, 2/16/04..............
7,380,627
                                           --
------------

10,343,002
                                           --
------------
             Semi-Government and Local
               Government--19.6%
             New South Wales Treasury
               Corporation,
    44,000   11.50%, 7/1/99..............
34,053,576
    50,000   12.00%, 12/1/01.............
43,230,285
    10,000   7.00%, 4/1/04...............
7,400,132
     7,000   10.50%, 12/7/04.............
6,123,175
    10,000   10.00%, 6/6/05..............
8,625,989
     7,000   9.25%, 6/20/05..............
5,820,625
    50,000   6.50%, 5/1/06...............
34,929,215
    34,000   12.60%, 5/1/06..............
33,906,494
    65,000   8.00%, 3/1/08...............
51,609,630
             Province Aples Cotes D'Azur,
    22,000   8.25%, 9/15/99..............
16,238,770
             Province of Quebec,
    16,000   9.50%, 10/2/02..............
12,773,612
             Queensland Treasury
               Corporation,
    25,000   8.00%, 5/14/03..............
19,358,495
    10,000   6.50%, 6/14/05..............
7,206,412
    20,000   12.00%, 6/15/05.............
19,133,296
    30,000   8.00%, 9/14/07..............
23,961,273
             State Electricity Commission
               of
               Victoria,
     7,000   9.25%, 9/18/03..............
5,711,153
             Treasury Corporation of
               Victoria,
    10,000   8.25%, 10/15/03.............
7,847,123
                                           --
------------

337,929,255
                                           --
------------
             Supranational Global--8.1%
             Eurofima,
    88,170   9.875%, 1/17/07.............
77,712,147

                                          See
Notes to Financial Statements.

---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             Supranational Global (cont'd.)
             European Bank of
               Reconstruction &
               Development,
A$  65,000   9.00%, 10/15/02.............  $
52,154,500
             European Investment Bank,
     3,000   10.25%, 10/1/01.............
2,302,423
    10,000   7.25%, 4/22/02..............
7,420,165
                                           --
------------

139,589,235
                                           --
------------
             Total Australian eurobonds
             (cost US$716,693,006).......
732,830,091
                                           --
------------
             Corporate Bonds--10.2%
             Asset Backed--0.1%
             FANMAC 22,
     2,060   11.40%, 12/15/01............
1,652,491
             FANMAC 25,
       480   10.33%, 6/15/02.............
379,940
                                           --
------------

2,032,431
                                           --
------------
             Floating Rate Notes*--3.1%
             Arms Fund II,
    10,000   5.10%, 5/10/24..............
7,035,211
             Crusade Trust,
     4,755   5.17%, 7/10/29..............
3,349,854
             GIO Australia Holdings
               Limited,
     4,500   5.34%, 11/16/98.............
3,171,284
             Korean Long Term Credit
               Bank,
    15,000   5.0983%, 12/17/99...........
10,328,004
             Puma Management Limited,
    15,000   7.50%, 12/5/28..............
10,990,954
    20,000   6.90%, 2/15/30..............
14,489,483
             Residential Mortgage Backed
               Trust,
     4,916   5.1033%, 10/7/22............
3,477,058
                                           --
------------

52,841,848
                                           --
------------
             Services--7.0%
             AMP Shopping Centre Trust,
     5,000   6.20%, 3/31/01..............
3,550,735
             Federal Airports
               Corporation,
    15,000   10.50%, 7/15/99.............
11,580,758
             Korea Development Bank,
     8,000   7.50%, 8/9/99...............
5,796,040
             Macquarie Bank Limited,
     1,000   9.75%, 8/1/00...............
768,158
             National Power PLC
    20,000   8.00%, 2/21/07..............
15,255,512
---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             Telstra Corporation,
A$  40,000   12.50%, 11/15/00............  $
33,512,181
    20,000   11.50%, 10/15/02............
17,320,740
     2,000   7.80%, 7/17/03..............
1,524,933
    31,000   12.00%, 5/15/06.............
29,793,618
     2,000   8.75%, 1/15/20..............
1,750,174
                                           --
------------

120,852,849
                                           --
------------
             Total Australian corporate
               bonds
             (cost US$172,764,726).......
175,727,128
                                           --
------------
             Total Australian long-term
               investments
             (cost US$2,048,815,511).....
2,070,888,839
                                           --
------------
             NEW ZEALAND--4.0%
             Government Bonds--2.8%
             New Zealand Government
               Bonds,
NZ$ 20,000   10.00%, 3/15/02.............
13,979,319
    20,000   8.00%, 4/15/04..............
13,344,839
    30,000   8.00%, 11/15/06.............
20,543,125
                                           --
------------
             Total New Zealand government
bonds
             (cost US$48,247,564)........
47,867,283
                                           --
------------
             Eurobonds--1.2%
             European Investment Bank,
     6,000   9.00%, 7/16/99..............
3,825,238
             Federal National Mortgage
               Association Global,
     8,000   7.00%, 9/26/00..............
4,980,015
             International Bank of
               Reconstruction &
               Development,
    20,000   7.00%, 9/18/00..............
12,402,672
                                           --
------------
             Total New Zealand eurobonds
             (cost US$21,568,545)
21,207,925
                                           --
------------
             Total New Zealand long-term
               investments
             (cost US$69,816,109)........
69,075,208
                                           --
------------
             Total long-term investments
             (cost US$2,118,631,620).....
2,139,964,047
                                           --
------------
             SHORT-TERM INVESTMENTS--10.1%
             AUSTRALIA--8.0%
             Demand Deposit--5.6%
             Banque National de Paris,
               4.60%,
A$ 136,533   (cost US$96,763,661)........
95,935,148
                                           --
------------

                                          See
Notes to Financial Statements.

---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             Government and Semi-Government--
1.3%
             Commonwealth of Australia--0.7%
             Commonwealth of Australia,
A$   5,000   13.00%, 4/15/98.............  $
3,639,898
             Telstra Corporation,
    10,000   12.00%, 9/1/98..............
7,437,408
                                           --
------------

11,077,306
                                           --
------------
             South Australia--0.6%
             South Australian Financing
               Authority,
    15,000   12.50%, 3/15/98.............
10,825,290
                                           --
------------
             Total Australian government
               and semi-government
             (cost US$24,382,968)........
21,902,596
                                           --
------------
             Eurobonds--0.9%
             Banking and Finance--0.4%
             Commonwealth Bank of
               Australia,
    11,000   12.75%, 1/7/98..............
7,828,607
                                           --
------------
             Diversified Industrials--0.1%
             Shell Australia,
     1,786   10.00%, 12/19/97............
1,263,861
                                           --
------------
             Semi-Government and Local
               Government--0.4%
             New South Wales Treasury
               Corporation,
    10,000   7.50%, 2/1/98...............
7,075,404
                                           --
------------
             Total Australian eurobonds
             (cost US$17,902,498)
16,167,872
                                           --
------------
             Corporate Bond--0.2%
             Primary Industry Bank of
               Australia,
     5,000   8.00%, 5/15/98
               (cost US$3,526,196).......
3,573,150
                                           --
------------
             Total Australian short-term
               investments
             (cost US$142,575,323).......
137,578,766
                                           --
------------
             NEW ZEALAND--0.1%
NZ$  2,027   State Street Bank Call
               Account,
               6.35%,
               (cost US$1,286,252).......
1,263,346
                                           --
------------
---------------------------------------------
------------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
---------------------------------------------
------------
             UNITED STATES--2.0%
$   35,450   Repurchase Agreement,
               State Street Bank & Trust
               Co., 5.40%, dated
               10/31/97, due 11/03/97 in
               the amount of $35,465,953
               (cost US$35,450,000;
               collateralized by
               US$28,220,000 United
               States Treasury Bond, due
               2/15/20; value including
               accrued
               interest-US$36,164,918)...  $
35,450,000
                                           --
------------
             Total short-term investments
             (cost US$179,311,575).......
174,292,112
                                           --
------------
             Total Investments--134.3%
               (cost US$2,297,943,195;
               Note 3)...................
2,314,256,159
             Other assets in excess of
               liabilities--0.5%.........
8,769,303
             Liquidation value of
               preferred
               stock--(34.8%)............
(600,000,000)
                                           --
------------
             Net Assets Applicable to
               Common
               Shareholders--100%........
$1,723,025,462
                                           --
------------
                                           --
------------

---------------
* The interest rate reflected for floating
rate notes is the rate in effect at
  October 31, 1997.
                                          See
Notes to Financial Statements.
---------------------------------------------
-------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Assets and Liabilities
October 31, 1997
---------------------------------------------
-------------

Assets
Investments, at value (cost
  $2,297,943,195).....................
$2,314,256,159
Cash..................................
640,343
Interest receivable...................
53,703,350
Other assets..........................
159,581
                                         ----
----------
    Total assets......................
2,368,759,433
                                         ----
----------
Liabilities
Payable for investments purchased.....
27,423,081
Dividends payable-common stock........
11,684,660
Withholding taxes payable.............
3,041,526
Investment management fee payable.....
1,206,591
Dividends payable-preferred stock.....
1,164,525
Accrued expenses and other
  liabilities.........................
980,311
Administration fee payable............
233,277
                                         ----
----------
    Total liabilities.................
45,733,971
                                         ----
----------
Total Net Assets......................
$2,323,025,462
                                         ----
----------
                                         ----
----------
Total net assets were composed of:
  Common stock:
    Par value ($.01 per share,
      applicable to
      194,744,328 shares).............   $
1,947,443
    Paid-in capital in excess of
    par...............................
1,672,575,425
  Preferred stock ($.01 par value per
    share and
    $25,000 liquidation value per
    share
    applicable to 24,000 shares; Note
    4)................................
600,000,000
                                         ----
----------

2,274,522,868
  Undistributed net investment
    income............................
796,639
  Accumulated net realized gains on
    investments.......................
9,209,133
  Net unrealized appreciation on
  investments.........................
159,849,272
  Accumulated net realized and
    unrealized foreign exchange
    losses............................
(121,352,450)
                                         ----
----------
  Total net assets....................
$2,323,025,462
                                         ----
----------
                                         ----
----------
  Net assets applicable to common
    shareholders......................
$1,723,025,462
                                         ----
----------
                                         ----
----------
Net asset value per common share:
  ($1,723,025,462 / 194,744,328 shares
  of
  common stock issued and
  outstanding)........................
$8.85
                                         ----
----------
                                         ----
----------

---------------------------------------------
-------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Operations
Year Ended October 31, 1997
---------------------------------------------
-------------

Net Investment Income
Income
  Interest and discount earned (net of
    foreign
    withholding taxes of
    $13,154,985).......................   $
192,743,394
                                          ---
----------
Expenses
  Investment management fee............
12,637,375
  Custodian's fees and expenses........
2,700,000
  Administration fee...................
2,676,338
  Auction agent's fees and broker
  commissions..........................
1,670,000
  Shareholder relations and
  communications.......................
939,000
  Transfer agent's fees and expenses...
650,000
  Directors' fees and expenses.........
495,000
  Independent accountant's fees and
  expenses.............................
212,000
  Legal fees and expenses..............
200,000
  Insurance expense....................
126,000
  Miscellaneous........................
76,000
                                          ---
----------
  Total operating expenses.............
22,381,713
                                          ---
----------
Net investment income before excise
  tax..................................
170,361,681
  Excise tax...........................
(775,219)
                                          ---
----------
Net investment income..................
169,586,462
                                          ---
----------
Realized and Unrealized
Gains (Losses) on Investments
and Foreign Currencies
Net realized gains on investment
  transactions.........................
9,798,919
Net change in unrealized appreciation
  on investments.......................
76,842,257
                                          ---
----------
Net gains on investments...............
86,641,176
                                          ---
----------
Net increase in total net assets from
  operations before net foreign
  exchange losses......................
256,227,638
Net realized and unrealized foreign
  exchange losses......................
(274,306,145)
                                          ---
----------
Net Decrease In Total Net Assets
Resulting From Operations..............   $
(18,078,507)
                                          ---
----------
                                          ---
----------

                                          See
Notes to Financial Statements.
---------------------------------------------
-------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Cash Flows
Year Ended October 31, 1997
---------------------------------------------
-------------

Increase (Decrease) in Cash
(Including Foreign Currency)
Cash flows used for operating
activities
  Interest received (net of foreign
    withholding taxes)...............   $
201,548,852
  Expenses paid......................
(23,462,720)
  Purchases of short-term portfolio
    investments, net.................
(13,898,728)
  Purchases of long-term portfolio
  investments........................
(1,924,595,090)
  Proceeds from sales of long-term
    portfolio
    investments......................
1,961,228,646
  Other..............................
(10,141)
                                        -----
----------
    Net cash provided from operating
    activities.......................
200,810,819
                                        -----
----------
Cash flows provided from financing
activities
  Dividends and distributions paid to
    preferred shareholders...........
(32,354,148)
  Dividends and distributions paid to
    common
    shareholders.....................
(159,778,443)
                                        -----
----------
    Net cash used for financing
    activities.......................
(192,132,591)
                                        -----
----------
Effect of changes in exchange rate...
(9,069,831)
                                        -----
----------
Net decrease in cash.................
(391,603)
  Cash at beginning of year..........
1,031,946
                                        -----
----------
  Cash at end of year................   $
640,343
                                        -----
----------
                                        -----
----------
Reconciliation of Net Decrease in Total
Net Assets from Operations to Net Cash
(Including Foreign Currency) Provided
From Operating Activities
Net decrease in total net assets
  resulting from
  operations.........................   $
(18,078,507)
                                        -----
----------
  Increase in investments............
(4,688,253)
  Net realized gain on investment
  transactions.......................
(9,798,919)
  Net change in unrealized
    appreciation on
    investments......................
(76,842,257)
  Net realized and unrealized foreign
    exchange losses..................
274,306,145
  Decrease in interest receivable....
9,392,189
  Net increase in other assets.......
(10,141)
  Increase in payable for investments
    purchased........................
27,423,081
  Decrease in accrued expenses and
    other liabilities................
(892,519)
                                        -----
----------
    Total adjustments................
218,889,326
                                        -----
----------
Net cash provided from operating
activities...........................   $
200,810,819
                                        -----
----------
                                        -----
----------

---------------------------------------------
-------------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Changes
in Net Assets
---------------------------------------------
-------------

                               Year Ended
October 31,
Increase (Decrease)        ------------------
-------------
in Total Net Assets             1997
1996
                           --------------   -
-------------
Operations
  Net investment income... $  169,586,462   $
149,191,364
  Net realized gains on
    investment
    transactions..........      9,798,919
3,752,308
  Net change in unrealized
    appreciation on
    investments...........     76,842,257
104,837,565
                           --------------   -
-------------
  Net increase in total
    net assets resulting
    from operations before
    net foreign exchange
    gains (losses)........    256,227,638
257,781,237
  Net realized and
    unrealized foreign
    exchange gains
    (losses)..............   (274,306,145)
93,023,604
                           --------------   -
-------------
Net increase (decrease) in
  total net assets
  resulting from
  operations..............    (18,078,507)
350,804,841
                           --------------   -
-------------
Dividends to shareholders
  from net investment
  income
  Common shares...........   (159,569,671)
(142,448,343)
  Preferred shares........    (32,946,291)
(23,607,820)
                           --------------   -
-------------
                             (192,515,962)
(166,056,163)
                           --------------   -
-------------
Distributions to
  shareholders
  from net realized
  capital gains
  Common shares...........             --
(4,985,403)
  Preferred shares........             --
(3,046,221)
                           --------------   -
-------------
                                       --
(8,031,624)
                           --------------   -
-------------
Fund share transactions
  Net proceeds from
    issuance of preferred
    shares................             --
122,958,530
  Net proceeds from rights
    offering of Fund
    shares................             --
299,771,852
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions and in
    connection with
    dividends paid in
    stock.................      1,725,751
5,241,634
                           --------------   -
-------------
                                1,725,751
427,972,016
                           --------------   -
-------------
Total increase
  (decrease)..............   (208,868,718)
604,689,070
Total Net Assets
Beginning of year.........  2,531,894,180
1,927,205,110
                           --------------   -
-------------
End of year............... $2,323,025,462
$2,531,894,180
                           --------------   -
-------------
                           --------------   -
-------------

See Notes to Financial Statements.

---------------------------------------------
-------------
THE FIRST AUSTRALIA PRIME INCOME FUND, INC.
Notes to Financial Statements
---------------------------------------------
-------------
   The First Australia Prime Income Fund,
Inc. (the 'Fund') was incorporated in
Maryland on March 14, 1986 as a closed-end, non-diversified investment company.
The Fund's investment objective is current income through investment primarily in Australian debt securities. The Fund may also achieve incidental capital appreciation. It is expected that normally at least 65% of the Fund's total assets will be invested in Australian dollar denominated debt securities of
Australian banks and federal and state
governmental and corporate entities. To
achieve its investment objective, the Fund may invest the remainder of its assets in debt securities of comparable quality which are denominated in
Australian or New Zealand dollars of other issuers, whether or not domiciled in Australia or New Zealand, and in U.S.
Government securities and corporate and
bank debt securities of U.S. issuers rated Aa or Prime-2 or better by Moody's
Investors Service, Inc. ('Moody's') or AA or
A-2 or better by Standard & Poor's
Corporation ('S&P'). It is the Fund's policy to limit its investments, as to 65% of its total assets, to issuers of debt securities rated AA or better by S&P-Australian Ratings Pty. Ltd. or S&P or Aa or better by Moody's or which, in the judgement of the Investment Manager, are of equivalent quality. The remainder of the Fund's investments will be rated A by those rating agencies or, if unrated, will in the Investment Manager's judgement be of equivalent quality.
The ability of issuers of debt securities, including foreign currency balances on deposit with the Fund's Australian and New
Zealand subcustodian banks, held
by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting            The following
is a summary of
Policies                      significant
accounting policies
                              followed by the
Fund in the preparation of its
financial statements.
Basis of Presentation: The financial
statements of the Fund are prepared in
accordance with United States generally
accepted accounting principles using the
United States dollar as both the functional
and reporting currency.
Security Valuation: Investments are stated at
value. Investments for which
market quotations are readily available are
valued based on prices provided by a
pricing service or the lower of the
quotations from two leading Australian or
New Zealand brokers in the debt securities
market, in the event that a price
cannot be obtained by the pricing service.
Securities for which market
quotations are not readily available are
valued at fair value using methods
determined in good faith by or under the
direction of the Fund's Board of
Directors.
   Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
   In connection with transactions in
repurchase agreements with U.S. financial
institutions, it is the Fund's policy that
its custodian take possession of the
underlying collateral securities, the value
of which exceeds the principal
amount of the repurchase transaction,
including accrued interest. To the extent
that any repurchase transaction exceeds one
business day, the collateral is
valued on a daily basis to determine its
adequacy. If the seller defaults and
the value of the collateral declines or if
bankruptcy proceedings are commenced
with respect to the seller of the security,
realization of the collateral by the
Fund may be delayed or limited.
Foreign Currency Translation: Australian
dollar ('A$') and New Zealand dollar
('NZ$') amounts are translated into United
States dollars on the following
basis:
      (i) market value of investment
securities, other assets and liabilities at
      the exchange rates at the end of the
fiscal year;
      (ii) purchases and sales of investment
securities, income and expenses at
      the rates of exchange prevailing on the
respective dates of such
      transactions.
   The Fund isolates that portion of the
results of operations arising as a
result of changes in the foreign exchange
rates from the fluctuations arising
from changes in the market prices of the
securities held at fiscal year end.
Similarly, the Fund isolates the effect of
changes in foreign exchange rates
from the fluctuations arising from changes in
the market prices of portfolio
securities sold during the fiscal year.
   Net realized and unrealized foreign
exchange losses of $274,306,145 include
realized foreign exchange gains and losses
from sales and maturities of
portfolio securities, sales of foreign
currencies, currency gains or losses
realized between the trade and settlement
dates on securities transactions, the
difference between the amounts of interest,
discount and foreign withholding
taxes recorded on the Fund's books and the US
dollar equivalent amounts actually
received or paid and changes in unrealized
foreign exchange gains and losses in
the value of portfolio securities and other
assets and liabilities
                                       13
arising as a result of changes in the
exchange rate. Accumulated net realized
and unrealized foreign exchange losses shown in the composition of net assets at October 31, 1997 represent foreign exchange losses for book purposes that have not yet been recognized for tax purposes.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the
U.S. dollar.
   The exchange rate at October 31, 1997 was US$.7026 to A$1.00 for the
Australian dollar and US$.6232 to NZ$1.00 for the New Zealand dollar.
Securities Transactions and Investment
Income: Securities transactions are
recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis.
Interest income is recorded on an accrual basis. Discounts on short-term securities are accreted over the life of the security. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Dividends and Distributions: It is the Fund's current policy to pay dividends from net investment income supplemented by net realized foreign exchange gains and net realized short-term capital gains if necessary, on a monthly basis. The
Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in Note 4.
   Income distributions and capital and
currency gains distributions are
determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
These differences are primarily due to
differing treatments for foreign currencies, loss deferrals and recognition of market discount.
Taxes: For federal income and excise tax purposes, substantially all of the
Fund's transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into United States dollars or transactions in New Zealand dollars are recognized for tax purposes.
   No provision has been made for United
States income taxes because it is the
Fund's policy to continue to meet the
requirements of the United States Internal
Revenue Code applicable to regulated
investment companies and to distribute all of its taxable income to shareholders.
Provision has been made for United States excise taxes incurred during the fiscal year.
Australia and New Zealand impose a
withholding tax of 10% on most interest and discount earned.
Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment and currency transactions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net
Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
Cash includes domestic and foreign
currency.
Reclassification of Capital Accounts: The
Fund accounts and reports for
distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure, and Financial
Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies.
During the fiscal year ended October 31, 1997, the Fund increased undistributed net investment income by $1,975,989, decreased accumulated net realized gains on investments by $1,524,475, increased accumulated net realized foreign exchange gains by $1,014,354 and decreased paid in capital in excess of par by $1,465,868. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements            The Fund has
agreements
                              with EquitiLink
International Management Limited
(the 'Investment Manager'), EquitiLink
Australia Limited (the 'Investment
Adviser') and Prudential Investments Fund
Management, LLC. (the
'Administrator'). The Investment Manager and the Investment Adviser are affiliated companies.
   On March 13, 1997, the Fund terminated its consultant agreement with the
Prudential Insurance Company of America (the
'Consultant'). The Investment
Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.
   The management agreement provides the
Investment Manager with a fee, computed
weekly and payable monthly, at the following annual rates: 0.65% of the Fund's average weekly total net assets of common and preferred shareholders up to $200 million, 0.60%
of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1,750 million and 0.45% of such assets in excess of $1,750 million.
   The Investment Manager pays fees to the
Investment Adviser and Consultant for
their services rendered. The Investment
Manager informed the Fund that it paid
$5,602,463 to the Investment Adviser and $84,081 to the Consultant during the fiscal year ended October 31, 1997.
   The administration agreement provides the
Administrator with a fee at the
annual rate of 0.15% of the Fund's average weekly total net assets of common and preferred shareholders up to $900 million, 0.10% of such assets between $900 million and $1,750 million and 0.07% of such assets in excess of $1,750 million.
During the year, the Administrator remitted
$240,000 to Professional Consulting
Services Limited for administrative services provided.

Note 3. Portfolio             Purchases and
sales of invest-
Securities                    ment
securities, other than
                              short-term
investments, for the fiscal year ended
October 31, 1997 aggregated $1,952,018,171
and $1,955,554,450, respectively.
   The United States federal income tax basis of the Fund's investments at
October 31, 1997 was $2,155,570,844 and
accordingly, net unrealized appreciation for United States federal income tax purposes was $158,685,315 (gross unrealized appreciation--$164,113,964; gross unrealized depreciation--$5,428,649).

Note 4. Capital               There are 400
million shares
                              of common stock
authorized. Of the 194,744,328
common shares outstanding at October 31, 1997, the Investment Manager owned
56,240 shares.
   During the fiscal year ended October 31, 1996 the Fund issued 38,911,951 shares of common stock (net proceeds
$299,771,852) in connection with a rights offering of the Fund's shares and issued
568,703 shares in connection with the
reinvestment of dividends and distributions paid to shareholders enrolled in the dividend reinvestment plan.
   During the fiscal year ended October 31, 1997 the Fund issued 184,572 shares in connection with the reinvestment of dividends and distributions paid to shareholders enrolled in the dividend reinvestment plan.
   The Preferred Stock have rights as
determined by the Board of Directors. The
24,000 shares of Auction Market Preferred
Stock ('Preferred Stock') outstanding
consist of nine series as follows: Series A--
3,000 shares, Series B--3,000
shares, Series C--2,000 shares, Series D--
4,000 shares, Series E--2,000 shares,
Series F--2,000 shares, Series G--3,000
shares, Series H--2,500 shares and
Series I--2,500 shares.
   During the fiscal year ended October 31, 1996 the Fund issued $62,500,000
(net proceeds $61,479,265) in liquidation value per series for Series H and I preferred shares.
   Dividends on each series of Preferred
Stock are cumulative at a rate
established at the initial public offering and are typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 4.86% to 6.25% during the fiscal year ended October 31, 1997. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding
Preferred Stock would be less than 200%.
   The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at liquidation value plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at liquidation value plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Articles of Incorporation are not satisfied.
   The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund's directors.

Note 5. Dividends             On November 17,
1997 and
And Distributions             December 12,
1997 the Board
                              of Directors of
the Fund declared distributions
from undistributed net investment income of
$.06 per common share payable on
December 12, 1997 and January 16, 1998 to
common shareholders of record on
November 28, 1997 and December 31, 1997.
   Subsequent to October 31, 1997, dividends
and distributions declared and paid
on Preferred Stock totalled approximately
$4,122,785 for the nine outstanding
preferred share series in the aggregate
through December 12, 1997.
                                       15

---------------------------------------------
-----------------------------------
THE FIRST AUSTRALIA PRIME INCOME FUND, INC.
Financial Highlights
---------------------------------------------
-----------------------------------

Years ended October 31,

---------------------------------------------
-------------------------
PER SHARE OPERATING PERFORMANCE:
1997*          1996*          1995*
1994           1993

----------     ----------     ----------
----------     ----------
Net asset value per common share, beginning
of

year.........................................
 ...  $     9.93     $     9.36     $     8.82
$    10.09     $     9.61

----------     ----------     ----------
----------     ----------
Net investment
income.............................
 .87            .87            .93
1.01           1.19
Net realized and unrealized gain (loss) on
  investments and foreign
currencies..............        (.96)
1.13           1.16          (1.03)
 .58

----------     ----------     ----------
----------     ----------
  Total from investment
operations................        (.09)
2.00           2.09           (.02)
1.77

----------     ----------     ----------
----------     ----------
Dividends from net investment income to
preferred

shareholders.................................
 ...        (.17)          (.14)
(.17)          (.12)          (.11)
Dividends from net investment income to
common

shareholders.................................
 ...        (.82)          (.83)
(.83)          (.84)         (1.08)
Distributions from net capital and currency
gains
  to preferred
shareholders.......................
--           (.02)          (.01)
(.01)          (.01)
Distributions from net capital and currency
gains
  to common
shareholders..........................
--           (.03)          (.15)
(.17)          (.08)

----------     ----------     ----------
----------     ----------
  Total dividends and
distributions...............        (.99)
(1.02)         (1.16)         (1.14)
(1.28)

----------     ----------     ----------
----------     ----------
Capital charge in respect to issuance of
shares...          --           (.41)
(.39)          (.11)          (.01)

----------     ----------     ----------
----------     ----------
Net asset value per common share, end of
year.....  $     8.85     $     9.93     $
9.36     $     8.82     $    10.09

----------     ----------     ----------
----------     ----------

----------     ----------     ----------
----------     ----------
Market price per common share, end of
year........  $    8.125     $     8.94     $
9.31     $     9.56     $    10.25

----------     ----------     ----------
----------     ----------

----------     ----------     ----------
----------     ----------
TOTAL INVESTMENT RETURN BASED OND:
Market
value......................................
(0.42)%         5.59%          8.78%
3.32%         15.00%
Net asset
value...................................
(2.37)%        16.73%         18.54%
(3.19)%        17.80%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS/SUPPLEMENTAL DATAPound:
ExpensesDD...................................
 .....        1.25%          1.29%
1.47%          1.41%          1.44%
Net investment income before preferred stock

dividends....................................
 ...        9.17%          9.16%
10.83%         10.68%         12.13%
Preferred stock
dividends.........................
1.78%          1.45%          1.87%
1.20%          1.13%
Net investment income available to common

shareholders.................................
 ...        7.39%          7.71%
8.96%          9.48%         11.00%
Portfolio turnover
rate...........................          85%
63%            50%            34%
23%
Net assets of common shareholders, end of
year
  (000
omitted)...................................
$1,723,025     $1,931,894     $1,452,205
$1,088,631     $1,050,084
Average net assets of common shareholders
(000

omitted).....................................
 ...  $1,848,378     $1,627,916     $1,201,383
$1,174,394     $1,011,324
Senior securities (preferred stock)
outstanding
  (000
omitted)...................................
$  600,000     $  600,000     $  475,000
$  400,000     $  350,000
Asset coverage of preferred stock at year
end.....         387%           422%
406%           372%           400%

---------------
     * Calculated based upon weighted average shares outstanding during the year.
     D Total investment return is calculated
assuming a purchase
       of common stock on the first day and a
sale on the
       last day of each year reported.
Dividends and distributions
       are assumed, for purposes of this
calculation, to
       be reinvested at prices obtained under
the Fund's
       dividend reinvestment plan. Total
investment return does not
       reflect brokerage commissions.
    DD Includes expenses of both preferred
and common stock.
 Pound Ratios calculated on the basis of
income, expenses and
       preferred share dividends applicable
to both the common
       and preferred shares relative to the
average net assets
       of common shareholders. Expense ratios
relative to the
       average net assets of common and
preferred shareholders
       are .95%, .94%, 1.05%, 1.05% and
1.07%, respectively.
 NOTE: Contained above is operating
performance for a share of
       common stock outstanding, total
investment return,
       ratios to average net assets of common
shareholders
       and other supplemental data for each
of the years
       indicated. This information has been
determined based
       upon financial information provided in
the financial
       statements and market value data for
the Fund's common shares.

See Notes to Financial Statements.

                        REPORT OF INDEPENDENT
ACCOUNTANTS

To the Shareholders and Board of Directors of The First Australia Prime Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The First Australia Prime
Income Fund, Inc. (the 'Fund') at October 31,
1997, the results of its
operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
December 12, 1997

                            FEDERAL TAX
INFORMATION:
                           DIVIDENDS AND
DISTRIBUTIONS

   As required by Internal Revenue Code
regulations, we are to advise you within 60 days of the Fund's fiscal year end
(October 31, 1997) as to the tax status of dividends, distributions and foreign tax credits paid by the Fund during the fiscal year. During fiscal year 1997, the Fund paid dividends from net investment income. These dividends do not qualify for the 70% dividends received deduction for corporations. The Fund also paid distributions from long-term capital gains which are taxable as such.
   The Fund has elected to give the benefit of foreign tax credits to its shareholders in the amount designated below on a per share basis. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S.
income tax liability. It is
generally more advantageous to claim a credit rather than to take a deduction.
The following table allocates the dividends and distributions paid by their sources:


Net

Dividends

Foreign            and

Gross          Taxes        Distributions
                 Common Shares
Amount          Paid             Paid
                 ----------------------------
---------------------------------------------
---
                 Ordinary Income:
                   Australia
$   .8446       $  .047         $   .7976
                   United States
 .0037         --                .0037
                   New Zealand
 .0187         --                .0187
                 Capital Gains:
--             --              --

---------       -------       -------------

$   .8670       $ .0470         $   .8200

---------       -------       -------------

---------       -------       -------------
                 Preferred Shares
                 ----------------------------
---------------------------------------------
---
                 Series A:
                 Ordinary Income:
                   Australia
$1,394.75       $ 80.49         $1,314.26
                   United States
6.12         --                 6.12
                   New Zealand
30.87         --                30.87
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,431.74       $ 80.49         $1,351.25

---------       -------       -------------

---------       -------       -------------
                 Series B:
                 Ordinary Income:
                   Australia
$1,400.36       $ 80.82         $1,319.54
                   United States
6.14         --                 6.14
                   New Zealand
30.99         --                30.99
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,437.49       $ 80.82         $1,356.67

---------       -------       -------------

---------       -------       -------------
                 Series C:
                 Ordinary Income:
                   Australia
$1,496.63       $ 86.37         $1,410.26
                   United States
6.56         --                 6.56
                   New Zealand
33.12         --                33.12
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,536.31       $ 86.37         $1,449.94

---------       -------       -------------

---------       -------       -------------

Net

Dividends

Foreign            and

Gross          Taxes        Distributions
                 Common Shares
Amount          Paid             Paid
                 ----------------------------
---------------------------------------------
---
                 Series D:
                 Ordinary Income:
                   Australia
$1,419.88       $ 81.94         $1,337.94
                   United States
6.23         --                 6.23
                   New Zealand
31.42         --                31.42
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,457.53       $ 81.94         $1,375.59

---------       -------       -------------

---------       -------       -------------
                 Series E:
                 Ordinary Income:
                   Australia
$1,329.23       $ 79.60         $1,299.63
                   United States
6.05         --                 6.05
                   New Zealand
30.52         --                30.52
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,415.80       $ 79.60         $1,336.20

---------       -------       -------------

---------       -------       -------------
                 Series F:
                 Ordinary Income:
                   Australia
$1,392.31       $ 80.35         $1,311.96
                   United States
6.11         --                 6.11
                   New Zealand
30.81         --                30.81
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,429.23       $ 80.35         $1,348.88

---------       -------       -------------

---------       -------       -------------
                 Series G:
                 Ordinary Income:
                   Australia
$1,410.50       $ 81.40         $1,329.10
                   United States
6.19         --                 6.19
                   New Zealand
31.22         --                31.22
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,447.91       $ 81.40         $1,336.51

---------       -------       -------------

---------       -------       -------------
                 Series H:
                 Ordinary Income:
                   Australia
$1,417.05       $ 81.78         $1,335.27
                   United States
6.21         --                 6.21
                   New Zealand
31.36         --                31.36
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,454.62       $ 81.78         $1,372.84

---------       -------       -------------

---------       -------       -------------
                 Series I:
                 Ordinary Income:
                   Australia
$1,405.56       $ 81.12         $1,324.44
                   United States
6.16         --                 6.16
                   New Zealand
31.11         --                31.11
                 Capital Gains:
--             --              --

---------       -------       -------------

$1,442.83       $ 81.12         $1,361.71

---------       -------       -------------

---------       -------       -------------

   Although the Fund has made the election
required to make this credit or
deduction available to you, the amount of
allowable tax credit is subject to
Section 904 of the Internal Revenue Code.
Shareholders are advised to consult
their own tax advisers with respect to the
tax consequences of their investment
in the Fund.
   In January 1998 shareholders will receive
Form 1099-DIV, or substitute
1099-DIV, which will reflect the amount of
dividends and distributions and
foreign taxes to be used by calendar year
taxpayers on their 1997 federal income
tax returns.
                                       20

                                OTHER
INFORMATION
   Dividend Reinvestment and Cash Purchase
Plan. Shareholders may elect to have
all distributions of dividends and capital gains automatically reinvested in
Fund shares pursuant to the Fund's Dividend
Reinvestment and Cash Purchase Plan
(the Plan). Generally, shareholders who do not participate in the Plan will receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.
   State Street Bank & Trust Co. (the Plan
Agent) serves as agent for the
shareholders in administering the Plan.
Dividends and capital gains
distributions payable to Plan participants will be promptly invested. If the Fund declares an income dividend or capital gains distribution payable in stock to shareholders who are not Plan participants, then Plan participants will receive that dividend or distribution in newly issued shares on identical terms and conditions.
   In every other case Plan Participants will receive shares on the following basis: If the market price of the Fund's common stock plus any brokerage commission is equal to or exceeds net asset value, Plan participants will receive newly issued shares valued at the greater of net asset value or 95% of current market price. If, on the other hand, the net asset value plus any brokerage commission exceeds the market price, the Plan Agent will buy shares in the open-market. If the market price plus any applicable brokerage commission exceeds net asset value before the Plan Agent has completed its purchases, the
Fund will issue new shares to complete the program. All reinvestments are in full and fractional shares carried to three decimal places.
   There is no charge to participants for
reinvesting dividends or capital gain
distributions, except for certain brokerage commissions, as described below. The
Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.
The automatic reinvestment of
dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends and distributions.
   The Plan also allows participants to make optional cash investments of at least $100 in Fund shares as frequently as monthly through the Plan Agent on the open market. Participants must pay a service fee of $0.75 for each investment and a pro rata share of the brokerage commissions.
   The Fund reserves the right to amend or
terminate the Plan either in full or
partially upon 90 days' written or telephone notice to shareholders of the Fund.
   Participants in the Plan may withdraw some or all of their shares from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.
In the alternative, by giving
proper notice to the Plan Agent, participants may receive cash in lieu of shares in an amount which is reduced by brokerage commissions in connection with the sale of shares and a $2.50 service fee.
   All correspondence concerning the Plan
should be directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box
8200, Boston, MA 02266-8200.

Directors
Anthony E. Aaronson
Sir Roden Cutler
David Lindsay Elsum
Rt. Hon. Malcolm Fraser
Laurence S. Freedman, Chairman
Michael R. Horsburgh
Harry A. Jacobs, Jr.
Howard A. Knight
Roger C. Maddock
David Manor
Neville J. Miles
William J. Potter
Peter D. Sacks
John T. Sheehy
Brian M. Sherman
Marvin Yontef

Officers
Brian M. Sherman, President
Laurence S. Freedman, Vice President
Ouma Sananikone-Fletcher, Assistant Vice
President
  and Chief Investment Officer
David Manor, Treasurer
Roy M. Randall, Secretary
Eugene S. Stark, Assistant Treasurer
Barry G. Sechos, Assistant Treasurer
Kenneth T. Kozlowski, Assistant Treasurer
Allan S. Mostoff, Assistant Secretary
Margaret A. Bancroft, Assistant Secretary

This report, including the financial
statements herein, is transmitted to the shareholders of The First Australia Prime
Income Fund, Inc. for their
information. This is not a prospectus,
circular or representation intended for
use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with
Section 23(c) of the Investment
Company Act of 1940 that the Fund may
purchase, from time to time, shares of its common stock in the open market.

            Investment Manager
            EquitiLink International
Management Limited
            Union House, Union Street
            St. Helier, Jersey, Channel
Islands

            Investment Adviser
            EquitiLink Australia Limited
            190 George Street
            Sydney, NSW 2000, Australia

            Administrator
            Prudential Investments Fund
Management LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Custodian and Transfer Agent
            State Street Bank and Trust
Company
            One Heritage Drive
            North Quincy, MA 02171

            Auction Agent
            The Chase Manhattan Bank
            450 West 33rd Street
            New York, New York 10001

            Independent Accountants
            Price Waterhouse LLP
            1177 Avenue of the Americas
            New York, New York 10036

            Legal Counsel
            Dechert Price & Rhoads
            1500 K Street N.W.
            Washington, D.C. 20005
            Stikeman, Elliot
            Level 32, Chifley Tower
            2 Chifley Square
            Sydney, NSW 2000, Australia

                               Gateway Center
Three
                               100 Mulberry
Street
                              Newark, NJ
07102-4077
                  for information call toll-
free (800) 362-3277
                              collect (973)
367-7403
                   or for information
regarding net asset value
                                  (800) 451-
6788

        The common shares of The First
Australia Prime Income Fund, Inc. are
      traded on the American Stock Exchange
and on the Pacific Stock
      Exchange under the symbol 'FAX'.
Information about the Fund's net
      asset value and market price is
published weekly in Barron's and in
      the Monday edition of The Wall Street
Journal.

        For a weekly update of the Fund's net
asset value and share price,
      or to receive more information on the
Fund, call toll-free:
                                    1-800-323-
9995
      318653102